Consolidated Statements of Operations Information - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Operations Information
Royalty, goods and products and services	$ 60,201	$ 48,441	$ 101,013
Royalty revenue	40,137	31,448	5,687
Natural gas	13,236	7,584	7,712
Power and electricity	2,927	3,358	4,075
Food products	2,721	4,602	2,465
Fees	$ 1,180	$ 1,449	3,547
Metals			$ 77,527